INCOME TAX	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
INCOME TAX	INCOME TAX
Income taxes on ordinary activities
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in € ‘000	2020	2019	2018
Income tax credit (expense)
Current tax
Current tax on profit for the year	(2,367)	(4,315)	(413)
Adjustments for current tax of prior periods	1,310	242	(919)
Total current tax expense	(1,057)	(4,073)	(1,332)

Deferred income tax
Deferred tax on profit for the year	(7,535)	(6,784)	(5,697)
Adjustments for deferred tax of prior periods	3,036	373	31,165
Total deferred tax expense	(4,499)	(6,411)	25,468
Income tax credit (expense)	(5,556)	(10,484)	24,136
Effective income tax rate

Pharming Group’s effective rate in its consolidated income statement differed from the Netherlands’ statutory tax rate of 25%. The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in € ‘000	2020	2019	2018
Reconciliation of tax charge
Profit/(loss) on ordinary activities before taxation	38,591	46,679	857

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(9,647)	(11,670)	(214)

Effects of:
Tax rate in other jurisdictions	233	9	263
Non-taxable income (expense)	256	(628)	(793)
Adjustments of prior periods	1,857	373	31,165
Change in statutory applicable tax rate	2,489	2,877	(5,367)
Other	(744)	(1,445)	(918)
Income tax credit (expense) for the year	(5,556)	(10,484)	24,136

Factors affecting current and future tax charges
The main difference between the nominal tax and the effective tax for the year 2020 can be explained by the effects of non-taxable expenses, the effect of the enacted future increase in the Dutch statutory rate, US State taxes and the effect of taxable income generated and taxed in jurisdictions where tax rates differ from the statutory rate in The Netherlands.

The main difference between the theoretical tax and the effective tax for the year 2019 can be explained by the effects of non-taxable expenses, the effect of the increase in the 2020 Dutch statutory rate, US State taxes and the effect of taxable income generated and taxed in jurisdictions where tax rates differ from the statutory rate in The Netherlands.

The 2018 rate differential is primarily explained by the recognized deferred tax assets created by taking the taxable effect of the Company’s remaining outstanding net operating (tax) losses at that time to the balance sheet.
Deferred tax

The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in € ‘000	2020	2019
Total deferred tax assets	27,471	30,933
Total deferred tax liabilities	(1,514)	(2,343)
Total net deferred tax assets /( liabilities)	25,957	28,590

The deferred tax assets and liabilities are offset since there is a legally enforceable right to set off current tax assets against current tax liabilities and since the deferred tax income taxes relate to the same tax jurisdiction.

The significant components and annual movements of deferred income tax assets as of December 31, 2020 and January 1, 2020 are as follows:

Amounts in € ‘000	2020	2019
Intangible fixed assets	14,417	12,514
Short term assets	—	—
Other financial assets	—	8,186
Accruals	4,172	3,217
Other	4,182	1,102
Tax losses	4,700	5,914
Total deferred tax assets	27,471	30,933

Amounts in € ‘000	Intangible fixed assets	Short term assets / liabilities	Other financial liabilities	Accruals	Other	Tax losses	Total
At January 1, 2019	11,822	907	10,941	786	—	10,626	35,082
(Charged)/credited
- to profit or loss	692	(907)	(2,755)	2,426	1,102	(4,712)	(4,154)
- to other comprehensive income	—	—	—	5	—	—	5
At December 31, 2019	12,514	—	8,186	3,217	1,102	5,914	30,933
(Charged)/credited
- to profit or loss	1,903	—	(8,186)	1,185	1,019	(1,214)	(5,293)
- to other comprehensive income	—	—	—	(230)	(5)	—	(235)
- to accumulated deficit	—	—	—	—	2,066	—	2,066

At December 31, 2020	14,417	—	—	4,172	4,182	4,700	27,471

Based upon the Company’s latest budget for 2021 and its long-range forecasts for the three years thereafter, it is considered more likely than not that there will be sufficient taxable profits in the future to realize the deferred tax assets, and therefore these assets should continue to be recognized in these financial statements.
Deferred taxes relating to intangible fixed assets represent the tax effect on temporary difference between the tax base and the carrying amount of research and development intangibles, which were transferred within the Group. These deferred taxes will be realized through the amortization of the intangible assets once in use within the fiscal unity.
In prior year, the deferred tax relating to the other financial liabilities primarily related to the tax effect on the temporary difference for the contingent consideration. As the final milestone became due as per December 31, 2020, no residual difference between tax base and the carrying amount remain as per balance sheet date.
Accruals represent deferred tax assets recognized for temporary differences between the carrying amount and tax bases of accrued liabilities.
The increase in the deferred tax for other is primarily due to recognition of the DTA for future tax reductions related to share-based payments, of which an excess is recorded in equity.
The calculation of the deferred tax asset is as shown below:

Amounts in € ‘000	2020	2019
Net Operating Losses - Netherlands
Net Operating Losses at year-end	18,801	21,926
Portion selected for deferred tax asset	18,801	21,926

Tax rates used:
2020 : 25% (25%)	—	5,482
2021 and later: 25% (21,7%)	4,700	—
Total tax effect Netherlands	4,700	5,482

Net Operating Losses - France
Net Operating Losses at year-end	—	1,394
Portion selected for deferred tax asset	—	1,394

Tax rate used:
2019 and later: 31%	—	432
Total tax effect France	—	432

Tax effect Netherlands - losses deferred	4,700	5,482
Tax effect France - losses deferred	—	432
Total deferred tax asset	4,700	5,914

The losses carried forward mainly expire in the period 2024 – 2025.
The current part of the net deferred tax assets is €8.9 million (2019: €18.4 million).
At the end of 2018, the Company entered into a tax loss refreshment program by selling a small part of its rights to its own Pompe & Fabry programs to a subsidiary outside the fiscal group in exchange for the services of that subsidiary, which will produce the source material for the protein replacement drugs in those programs. This transaction generated an arm’s-length taxable profit against which the oldest net operating losses were utilized in the 2018 income tax calculation. The rights generated an intangible asset which will be depreciated over the life of those programs, reducing taxable profits in the future by approximately the same amount.
The component and annual movement of deferred income tax liabilities as of December 31, 2020 and December 31, 2019 are as follows:

Amounts in € ‘000	2020	2019
Tangible fixed assets	(1,343)	(1,135)
Other liabilities	(171)	(1,208)
Total deferred tax liabilities	(1,514)	(2,343)

Amounts in € ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2019	—	(87)	(87)
(Charged)/credited
- to profit or loss	(1,135)	(1,122)	(2,257)
- to other comprehensive income	—	1	1
At December 31, 2019	(1,135)	(1,208)	(2,343)
(Charged)/credited
- to profit or loss	(230)	1,023	793
- to other comprehensive income	22	14	36
At December 31, 2020	(1,343)	(171)	(1,514)